Other disclosures - Risk Management and Principal Risks - Credit exposures by internal PD grade (audited) (Narrative) (Details) - Financial assets at amortised cost [member] - Other financial assets subject to impairment [member] - GBP (£)
£ in Millions
	Dec. 31, 2018	Jan. 01, 2018
Gross exposure [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 120.0	£ 128.1
Impairment allowance [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	£ 11.0	£ 9.0